Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of operating segments for impairment analysis | Segment	1
Impairment for goodwill	$ 0
Amortization expense	42,300,000	$ 48,500,000	$ 60,200,000
Orbital Locations [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets	0	0
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets	$ 0	$ 0